Income tax credit/(expense) - Reconciliation of total tax credit/(expense) (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of the total tax expense
Loss before income tax		£ (149,623,000)	£ (24,027,000)	£ (20,818,000)
Loss before tax multiplied by UK corporation tax rate (weighted average US federal corporate income tax rate) of 19.0% (2021: 21.0%; 2020: 21.0%)		28,428,000	5,046,000	4,372,000
Tax effects of:
Adjustment in respect of previous years		512,000	663,000	(1,236,000)
Difference in tax rates on non-US operations			216,000	26,000
Recognition of UK R&D tax claims in respect of previous years				537,000
Foreign exchange (losses)/gains on US dollar denominated tax basis			(3,146,000)	735,000
(Expenses not deductible for tax purposes)/income not taxable		(1,197,000)	(526,000)	757,000
Irrecoverable foreign tax credits		(625,000)
Impact of change in UK Corporation tax rate		6,995,000	(77,785,000)
Unrealized foreign exchange gains/(losses) not taxable in the US			7,343,000	(3,690,000)
Re-measurement of foreign tax credit US deferred tax asset				(3,916,000)
Total income tax credit/(expense)		£ 34,113,000	£ (68,189,000)	£ (2,415,000)
US
Tax effects of:
Corporate tax rate		21.00%	21.00%	21.00%
UK
Tax effects of:
Corporate tax rate	25.00%	19.00%	19.00%